Intangible Assets - Schedule of Estimated Annual Amortization of Intangible Assets (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
2016 (remaining three months)	$ 97,346
2016		$ 365,333
2017	389,385	365,333
2018	388,529	364,477
2019	367,052	343,000
2020	366,333	343,000
Thereafter	1,598,338	1,701,844
Intangibles, Net	$ 3,206,983	$ 3,482,987